Income Taxes - Schedule of Loss Before Income Taxes By Jurisdiction (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Non-PRC	¥ 102,245	$ 14,401	¥ (18,608)	¥ 20,929
PRC	(174,104)	(24,522)	(781,533)	(6,440,615)
Loss before income tax	¥ (71,859)	$ (10,121)	¥ (800,141)	¥ (6,419,686)